Note 7 - Inventories (Details) - Inventory Shown in the Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Inventory [Line Items]
Total	$ 390
Lubricants [Member]
Inventory [Line Items]
Lubricants	374
Consumables Stores [Member]
Inventory [Line Items]
Consumable stores	$ 16